Retirement benefit obligations - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [line items]
Market value of assets	$ 640	$ 609	$ 942
Retirement benefit expense	94	95	95
Defined contributions plan expenses	81	89	84
Defined benefit plan expenses	13	6	11
Outstanding payments	0	0	0
United Kingdom
Disclosure of fair value of plan assets [line items]
Market value of assets	478	459	518
Defined benefit plan expenses	0	0	0
United Kingdom | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	56	56	61
Other bonds	8	7
Market value of assets	64	63	61
United Kingdom | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contract	414	396	457
United States of America
Disclosure of fair value of plan assets [line items]
Defined benefit plan expenses	0	0	0
United States of America | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents			267
Market value of assets			267
Other Countries
Disclosure of fair value of plan assets [line items]
Market value of assets	162	150	157
Other Countries | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	8	2	7
Equity securities	56	56	50
Government bonds - fixed interest	6	6	5
Corporate bonds	13	12	10
Insurance contract	19	18	23
Property	24	25	28
Other quoted securities	14	11	10
Market value of assets	140	130	133
Other Countries | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contract	$ 22	$ 20	$ 24